Personnel expenses - Employees by age distribution (Details) - employee	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Personnel expense
Number of employees	253	244	238
Number of employees under the age of 30 years	13	12	13
Number of employees between 30 and 50 years	122	127	127
Number of employees over 50 years	118	105	98